UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-6709

Name of Registrant: Vanguard Florida Tax-Free Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

Item 1: Schedule of Investments

Vanguard Florida Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.9%)
Florida (85.4%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Inc. Project)	6.250%	12/1/11 (14)	1,595	1,615
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Inc. Project)	6.250%	12/1/16 (14)	8,695	9,726
Boynton Beach FL Utility System Revenue	5.375%	11/1/13 (14)	2,400	2,555
Boynton Beach FL Utility System Revenue	5.375%	11/1/15 (14)	2,665	2,955
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,531
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	7.000%	4/1/39	7,000	7,662
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,575
Broward County FL Educational Facilities
Authority Revenue (Nova Southeastern
University Project) VRDO	0.170%	9/1/11 LOC	6,700	6,700
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,225
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/36	2,500	2,614
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,000	5,420
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	15,000	16,357
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	5,000	5,422
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	1,000	1,084
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/17	5,000	5,498
Clearwater FL Water & Sewer Revenue	5.250%	12/1/39	5,000	5,337
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	3,133
Coral Gables FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.250%	8/15/14 (Prere.)	1,855	2,119
Florida Board of Education Capital Outlay GO	5.000%	6/1/14	5,000	5,615
Florida Board of Education Capital Outlay GO	5.000%	6/1/33	3,000	3,275
Florida Board of Education Lottery Revenue	5.250%	1/1/19 (14)	3,330	3,528
Florida Board of Education Lottery Revenue	5.000%	7/1/20	3,560	4,204
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (2)	3,000	3,339
Florida Board of Education Lottery Revenue	5.000%	1/1/22 (14)	3,640	3,768
Florida Board of Education Lottery Revenue	5.000%	7/1/22	6,165	6,945
Florida Board of Education Lottery Revenue	5.250%	7/1/24	3,070	3,432
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/12 (Prere.)	1,485	1,553
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	4,225	4,745
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	5,000	5,801
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/16	3,000	3,557

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	3,800	4,599
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	6,400	6,881
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	3,000	3,959
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/29	5,000	5,427
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/32	2,515	2,549
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/35	12,000	12,686
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,000	5,278
Florida Department of Environmental Protection
& Preservation Revenue VRDO	0.180%	9/7/11 (12)	8,495	8,495
Florida Department of Transportation GO	5.000%	7/1/25	2,620	2,807
Florida Department of Transportation GO	5.000%	7/1/30	7,350	7,765
[1]Florida Education System University System
Improvement Revenue TOB VRDO	0.230%	9/7/11	5,390	5,390
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.500%	7/1/39	955	986
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	3,000	3,358
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	6,350	7,175
Florida Municipal Power Agency Revenue	5.000%	10/1/31	6,075	6,261
Florida Municipal Power Agency Revenue	6.250%	10/1/31	2,000	2,281
Florida Turnpike Authority Revenue	5.000%	7/1/13 (Prere.)	2,155	2,349
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	2,000	2,153
Florida Turnpike Authority Revenue	4.500%	7/1/37	3,000	2,968
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,393
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/25	3,000	3,388
Gainesville FL Utility System Revenue VRDO	0.200%	9/1/11	5,500	5,500
Halifax Hospital Medical Center Florida Hospital
Revenue	5.500%	6/1/38 (4)	3,000	3,064
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	1,225	1,442
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/31	4,000	4,028
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/35	8,775	8,762
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	5,000	5,191
Hillsborough County FL Industrial Development
Authority Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.250%	7/1/27	3,000	2,971
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.250%	10/1/34	7,570	7,154

Hillsborough County FL Industrial Development
Authority Pollution Control Revenue (Tampa
Electric Co. Project) PUT	5.150%	9/1/13	2,000	2,162
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	5,000	6,239
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,706
Jacksonville FL Economic Development
Commission Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/36	3,000	3,016
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/38	2,500	2,587
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.150%	9/7/11	1,100	1,100
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.180%	9/7/11	2,600	2,600
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.180%	9/7/11	3,600	3,600
Jacksonville FL Electric Authority Power Supply
System Revenue (Scherer 4 Project)	5.625%	10/1/33	4,000	4,258
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	4.750%	10/1/33	1,920	1,931
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/37	4,500	4,575
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.500%	10/1/39	3,660	3,756
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/39	3,500	3,621
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.375%	10/1/39	1,125	1,148
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.180%	9/7/11	5,300	5,300
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/27	2,500	2,518
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/37	3,800	3,661
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project) VRDO	0.130%	9/1/11 LOC	2,100	2,100
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project) VRDO	0.170%	9/1/11 LOC	10,000	10,000
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/30	5,000	5,258
Lakeland FL Electric & Water Revenue	6.050%	10/1/14 (4)	2,000	2,296
Lee County FL Industrial Development Authority
Health Care Facilities Revenue (Shell Point
Village)	5.000%	11/15/29	4,000	3,190
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	4,090	3,904
Marion County FL Hospital District Health
System Improvement Revenue (Munroe
Regional Health System)	5.000%	10/1/29	6,540	6,350
Miami FL Special Obligation Revenue (Marlins
Stadium Project)	5.250%	7/1/35 (4)	2,000	2,024

Miami FL Special Obligation Revenue (Street &
Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,038
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	3,000	3,202
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	3,000	3,160
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	2,000	2,057
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/35	2,500	2,525
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/37 (14)	3,655	3,566
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/41	6,950	7,052
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	1,775	1,818
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	9,000	9,218
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/24 (2)	5,765	6,445
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/31 (2)	3,000	3,186
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/37 (2)	4,250	4,225
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	7,000	6,915
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue VRDO	0.170%	9/7/11 LOC	3,000	3,000
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.000%	6/1/27 (14)	10,000	9,807
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.000%	6/1/28 (14)	9,390	9,150
Miami-Dade County FL School Board COP	5.000%	8/1/14 (14)	1,665	1,763
Miami-Dade County FL School Board COP	5.000%	5/1/15 (12)	2,500	2,815
Miami-Dade County FL School Board COP	5.250%	5/1/19 (12)	5,000	5,735
Miami-Dade County FL School Board COP	5.250%	5/1/31 (12)	8,165	8,547
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	2,500	2,513
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19 (4)	2,000	2,348
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31 (10)	5,000	5,127
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20 (10)	4,385	4,920
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,000	7,433
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/34	3,500	3,619
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/39 (4)	4,745	4,856
[1]Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.310%	9/7/11 (4)	6,000	6,000
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	2,000	2,032
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/13 (14)	1,890	2,034
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/16 (14)	1,515	1,714

Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/18 (14)	5,770	6,628
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	5.125%	11/15/39	9,000	8,207
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	6,507
Orange County FL Industrial Development
Authority Revenue (Catholic Charities of
Central Florida Inc. & Diocese of Orlando
Projects) VRDO	0.290%	9/1/11 LOC	900	900
Orange County FL School Board COP	5.000%	8/1/23 (14)	5,000	5,300
Orange County FL School Board COP	5.000%	8/1/32 (14)	8,000	8,094
Orange County FL School Board COP VRDO	0.210%	9/7/11 LOC	1,685	1,685
Orange County FL Tourist Development
Revenue	4.750%	10/1/32 (10)	10,000	9,934
Orlando & Orange County FL Expressway
Authority Revenue	8.250%	7/1/14 (14)	3,000	3,536
Orlando & Orange County FL Expressway
Authority Revenue	8.250%	7/1/15 (14)	8,360	10,304
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28 (12)	5,000	5,300
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28	2,000	2,120
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	1,000	1,046
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32 (4)	5,340	5,464
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	2,000	2,028
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/18	3,000	3,599
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/29	3,675	3,936
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/39	2,500	2,677
Orlando FL Utility Commission Water & Electric
Revenue	5.000%	10/1/25	2,100	2,279
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/15 (14)	3,000	3,591
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRCH Corp.
Obligated Group)	5.625%	12/1/31	6,000	5,520
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,700	1,769
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/38	3,000	3,084
Palm Beach County FL School Board COP	5.375%	8/1/12 (Prere.)	8,190	8,575
Palm Beach County FL School Board COP	5.250%	8/1/18 (4)	2,300	2,379
Palm Beach County FL School Board COP	5.000%	8/1/24 (14)	7,135	7,525
Palm Beach County FL School Board COP	5.000%	8/1/27 (14)	2,000	2,074
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/25 (13)	3,370	3,771
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/27 (13)	1,000	1,101

Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	5,000	5,407
[2]Palm Beach County FL Water & Sewer Revenue	5.000%	10/1/31	2,000	2,099
Panama City FL Utility Revenue	5.000%	6/1/39 (12)	3,000	3,087
Polk County FL School Board COP VRDO	0.120%	9/1/11 LOC	650	650
Polk County FL Transportation Revenue	5.000%	12/1/20	1,000	1,150
Polk County FL Utility System Revenue	5.250%	10/1/21 (14)	3,620	3,867
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	2,000	2,178
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	2,056
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	3,500	3,972
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	5,000	5,096
Sarasota County FL School Board COP	5.375%	7/1/23	3,000	3,339
Sarasota County FL School Board COP	5.500%	7/1/24	2,775	3,072
Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/17 (14)	2,400	2,844
Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/19 (14)	3,595	4,332
Seminole County FL Water & Sewer Revenue	6.000%	10/1/12 (14)	1,765	1,807
Seminole County FL Water & Sewer Revenue	6.000%	10/1/19 (14)	2,350	2,611
Seminole County FL Water & Sewer Revenue	5.000%	10/1/36	4,400	4,477
South Broward FL Hospital District Revenue	5.000%	5/1/35 (14)	5,050	5,068
South Florida Water Management District COP	5.000%	10/1/36 (2)	10,000	10,102
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/18	2,000	2,277
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/20	5,000	5,533
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/22	5,000	5,390
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/37	5,000	4,921
St. John's County FL Industrial Development
Authority Health Care Revenue (Vicars
Landing Project)	5.000%	2/15/17	1,305	1,351
St. John's County FL Ponte Verda Utility
Systems Revenue	5.000%	10/1/30 (4)	3,650	3,721
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	6.000%	8/1/45	5,000	4,992
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/39	2,000	2,204
St. Petersburg FL Public Utility Revenue	5.500%	10/1/37	1,000	1,063
Sunrise FL Utility System Revenue	5.200%	10/1/22 (ETM)	7,255	8,642
Sunrise FL Utility System Revenue	5.200%	10/1/22 (2)	9,550	10,569
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.180%	9/7/11 LOC	5,000	5,000
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	2,500	2,562
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/34	7,000	7,292

Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/32	2,750	3,085
University of Central Florida Athletic Association
Inc. COP	5.000%	10/1/35 (14)	2,800	2,552
				768,571
New York (2.3%)
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,203
New York City NY GO	5.000%	8/1/35	1,500	1,589
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	2,000	2,098
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	3,000	3,629
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	1,455	1,540
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	2,000	2,137
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	2,000	2,180
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,144
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	1,000	1,066
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	2,000	2,098
				20,684
Puerto Rico (1.9%)
Puerto Rico GO	5.250%	7/1/19	775	793
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/36 (2)	25,120	4,380
Puerto Rico Public Buildings Authority
Government Facilities Revenue PUT	5.000%	7/1/12 (2)	11,900	12,181
				17,354
Texas (1.0%)
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/43	1,760	1,862
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/40	2,000	2,134
North Texas Tollway Authority System Revenue	5.500%	9/1/41	2,000	2,151
San Antonio TX GO	4.000%	8/1/14	1,000	1,101
Texas State University System Revenue	5.000%	3/15/42	2,000	2,096
				9,344
Georgia (1.0%)
Georgia GO	5.000%	7/1/29	2,000	2,269
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/20	2,900	3,583
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	3,000	3,483
				9,335
Pennsylvania (1.0%)
Pennsylvania GO	5.000%	9/1/14 (4)	3,100	3,516
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,096
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	2,000	2,262

Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	2,000	2,028
				8,902
Massachusetts (0.9%)
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,235	1,645
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/13	3,550	3,884
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,073
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	1,500	1,562
				8,164
California (0.9%)
California GO	5.000%	6/1/37 (1)	2,500	2,493
California GO	6.000%	11/1/39	1,500	1,641
San Diego CA Community College District GO	5.000%	8/1/36	1,500	1,569
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/26	2,000	2,167
				7,870
North Carolina (0.6%)
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/38	2,725	2,916
Wake County NC GO	4.000%	2/1/14	2,000	2,176
				5,092
Washington (0.5%)
University of Washington Revenue	5.000%	4/1/19	2,000	2,431
Washington GO	5.000%	8/1/35	2,000	2,142
				4,573
Missouri (0.5%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/24	1,500	1,750
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	2,200	2,400
				4,150

South Carolina (0.4%)
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	3,000	3,443

Illinois (0.4%)
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/41	3,000	3,377

New Hampshire (0.4%)
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	3,000	3,295

Wisconsin (0.3%)
Wisconsin GO	5.000%	5/1/13	2,750	2,966

Maryland (0.3%)
Maryland GO	5.000%	8/1/15	2,425	2,845

New Mexico (0.3%)
New Mexico GO	5.000%	3/1/14	2,410	2,684

New Jersey (0.3%)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	2,000	2,269

Oregon (0.2%)
Oregon GO (Oregon University System
Projects)	5.000%	8/1/36	2,000	2,162

Connecticut (0.2%)
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.000%	7/1/40	2,000	2,139

Virginia (0.1%)
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/36	1,000	1,061

Total Tax-Exempt Municipal Bonds (Cost $854,036)				890,280
Total Investments (98.9%) (Cost $854,036)				890,280
Other Assets and Liabilities-Net (1.1%)				9,865
Net Assets (100%)				900,145

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $11,390,000, representing 1.3% of net assets.
2 Securities with a value of $262,000 have been segregated as initial margin for open futures contracts.

Florida Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Florida Long-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	890,280	—
Futures Contracts—Assets[1]	11	—	—
Futures Contracts—Liabilities[1]	(11)	—	—
Total	—	890,280	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Florida Long-Term Tax-Exempt Fund

At August 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2011	(49)	(10,805)	1
5-Year U.S. Treasury Note	December 2011	84	10,294	4
10-Year U.S. Treasury Note	December 2011	(28)	(3,613)	5
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2011, the cost of investment securities for tax purposes was $855,058,000. Net unrealized appreciation of investment securities for tax purposes was $35,222,000, consisting of unrealized gains of $42,641,000 on securities that had risen in value since their purchase and $7,419,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FLORIDA TAX-FREE FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FLORIDA TAX-FREE FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011
VANGUARD FLORIDA TAX-FREE FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 20, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.